Borrowings (Details Narrative) - USD ($) $ in Thousands		1 Months Ended						12 Months Ended
	Feb. 15, 2024	Oct. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Dec. 31, 2021	Jun. 30, 2018	Jul. 31, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019	Apr. 30, 2021	Jan. 31, 2019	Jan. 31, 2018
Debt Instrument [Line Items]
Secured Debt								$ 21,102	$ 21,519
Debt Instrument, Interest Rate, Effective Percentage								2.50%
Office Building [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 559
Debt Instrument, Interest Rate, Stated Percentage			6.60%										5.07%
Debt Instrument, Interest Rate, Increase (Decrease)			1.53%
Interest Expense, Operating and Nonoperating								$ 37	$ 39
Wallach LOC [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								10.50%	11.50%
Debt Instrument, Basis Spread on Variable Rate						3.00%
Long-Term Line of Credit								$ 743	$ 160
Interest Expense, Debt								35	$ 18
Line of Credit Facility, Maximum Amount Outstanding During Period								$ 1,250
Wallach Trust LOC [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								10.50%	11.50%
Debt Instrument, Basis Spread on Variable Rate						3.00%
Long-Term Line of Credit								$ 0	$ 166
Interest Expense, Debt								16	20
Line of Credit Facility, Maximum Amount Outstanding During Period								250
Myrick LOC Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						3.00%
Long-Term Line of Credit									0
Interest Expense, Debt									0
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,000
New line of credit agreements [Member]
Debt Instrument [Line Items]
Long-Term Line of Credit								2,965	3,066
Interest Expense, Debt								296	$ 230
Line of Credit Facility, Maximum Borrowing Capacity										$ 6,063
Hanna Holdings Inc [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt Instrument, Payment Terms	Due in December 2027, but payable with a payoff associated with each lot sale. Interest accrues and is paid upon each payoff of principal.
Loans Payable	$ 1,250							$ 350
Notes Program [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage								9.09%	9.01%
Minimum [Member] | New line of credit agreements [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage										9.00%
Maximum [Member] | Office Building [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 660
Maximum [Member] | New line of credit agreements [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage										10.00%
Maximum [Member] | Hanna Holdings Inc [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 1,250
Loan Purchase and Sale Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 2,000	$ 1,000
Additional Collateral, Aggregate Fair Value											400
Debt Instrument, Collateral Amount											$ 2,000
Debt Instrument, Description		Pursuant to the Thirteenth Amendment, the aggregate amount of the S.K. Funding’s commitment, either funded or unfunded, under certain loans purchased by S.K. Funding covered by the Thirteenth Amendment (the “Loans”) was increased to $1,650. As of the effective date of the Thirteenth Amendment, S.K. Funding has funded $1,400 and agreed to fund an additional $250 upon notice from us that such additional amount is desired to fund the Loans. In addition, the amount of the portion of any Loan purchased by S.K. Funding was adjusted to the lesser of (i) 45% of our approved appraised value or a third-party sales price if the collateral property is under agreement for sale, as applicable, and (ii) 50% of the maximum principal of the loan after deducting the loan fee. The interest rate for the Loans is the lessor of the (i) the interest rate on such Loan or (ii) 14%, calculated on a 365/366 day basis. For such amounts of the Loan amount that are unsecured, the interest rate for such amounts is 9.5%, calculated on a 365/366 day basis.
Loan Purchase and Sale Agreement [Member] | Loans Receivable [Member]
Debt Instrument [Line Items]
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent								$ 1,400
Loan Purchase and Sale Agreement [Member] | Principal Amount Exceeds $2000 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description				If the total principal amount exceeds $3,000. In addition, up to $400 may be unsecured on the Twelfth Amendment loans at any time.
Loan Purchase and Sale Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Loan Purchase and Sale Agreement [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				9.50%
Loan Purchase and Sale Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
[custom:PercentageOnLoansSoldToPruchaser-0]								50.00%
Loan Purchase and Sale Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
[custom:PercentageOnLoansSoldToPruchaser-0]								85.00%
Shuman Line of Credit Agreement [Member] | Shuman [Member]
Debt Instrument [Line Items]
Long-Term Line of Credit									$ 125
Interest Expense, Debt									13
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,325
Line of Credit Facility, Commitment Fee Percentage							10.00%
Line of Credit Facility, Description							Due in July 2025; however, will automatically renew for additional 12-month periods, unless either party gives notice to not renew.
Swanson Modification Agreement [Member] | Judith Swanson [Member]
Debt Instrument [Line Items]
Interest Expense, Debt								$ 640	556
Line of Credit Facility, Maximum Borrowing Capacity					$ 7,000
Line of Credit Facility, Commitment Fee Percentage					8.25%
Line of Credit Facility, Description					automatically renew for additional 12-month periods
Secured Debt								$ 6,000	$ 5,164